Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Accounts Receivable

		December 31	December 31
(in thousands)	Note	2020	2019

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$5,429	$4,350
Other accounts receivable		454	2,788

Total accounts receivable		$5,883	$7,138